ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued liabilities	$ 5,207,323	$ 5,588,742
Reclamation provision	1,285,031	1,411,293
Accounts payable and accrued liabilities, end of year	$ 6,492,354	$ 7,000,035